Income Taxes - Schedule of Composition of Deferred Taxes (Details) - JPY (¥) ¥ in Millions	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Income taxes paid (refund) [abstract]
Deferred tax assets	¥ 366,003	¥ 362,539
Deferred tax liabilities	(270,620)	(451,511)
Net deferred tax assets (liabilities)	¥ 95,383	¥ (88,972)	¥ (189,083)